Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Under Capital Leases Based on the Following Useful Lives	Dec. 31, 2023
Buildings and leasehold improvements [Member] | Minimum [Member]
Schedule of Property and Equipment Under Capital Leases Based on the Following Useful Lives [Line Items]
Estimated Life	5 years
Buildings and leasehold improvements [Member] | Maximum [Member]
Schedule of Property and Equipment Under Capital Leases Based on the Following Useful Lives [Line Items]
Estimated Life	50 years
Machinery and equipment [Member] | Minimum [Member]
Schedule of Property and Equipment Under Capital Leases Based on the Following Useful Lives [Line Items]
Estimated Life	5 years
Machinery and equipment [Member] | Maximum [Member]
Schedule of Property and Equipment Under Capital Leases Based on the Following Useful Lives [Line Items]
Estimated Life	10 years
Office equipment [Member] | Minimum [Member]
Schedule of Property and Equipment Under Capital Leases Based on the Following Useful Lives [Line Items]
Estimated Life	3 years
Office equipment [Member] | Maximum [Member]
Schedule of Property and Equipment Under Capital Leases Based on the Following Useful Lives [Line Items]
Estimated Life	6 years